Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Common stocks: 98.70%
Communication services: 6.86%
Diversified telecommunication services: 2.51%
Verizon Communications Incorporated	176,800	$ 9,724,000
Entertainment: 2.55%
Activision Blizzard Incorporated	119,800	9,867,924
Media: 1.80%
Omnicom Group Incorporated	95,210	6,971,276
Consumer discretionary: 5.65%
Household durables: 1.78%
Whirlpool Corporation	31,100	6,889,583
Textiles, apparel & luxury goods: 3.87%
Gildan Activewear Incorporated «	265,800	10,220,010
HanesBrands Incorporated	255,000	4,763,400
		14,983,410
Consumer staples: 7.15%
Food products: 2.86%
General Mills Incorporated	125,200	7,237,812
Ingredion Incorporated	43,760	3,844,754
		11,082,566
Personal products: 2.15%
Unilever plc ADR	149,800	8,340,864
Tobacco: 2.14%
Philip Morris International Incorporated	80,300	8,270,900
Energy: 2.59%
Energy equipment & services: 0.93%
Schlumberger Limited	129,100	3,619,964
Oil, gas & consumable fuels: 1.66%
The Williams Companies Incorporated	260,000	6,419,400
Financials: 33.20%
Banks: 5.67%
JPMorgan Chase & Company	41,900	6,701,905
PNC Financial Services Group Incorporated	26,000	4,968,600
US Bancorp	179,700	10,312,983
		21,983,488
Capital markets: 10.63%
Brookfield Asset Management Incorporated Class A «	263,700	14,648,535
Intercontinental Exchange Incorporated	47,300	5,653,769
State Street Corporation	115,220	10,705,090
The Charles Schwab Corporation	139,900	10,191,715
		41,199,109
See accompanying notes to portfolio of investments

Wells Fargo C&B Large Cap Value Portfolio  |  1

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Consumer finance: 0.85%
Synchrony Financial	65,800	$ 3,273,550
Diversified financial services: 2.42%
Berkshire Hathaway Incorporated Class B †	32,850	9,387,545
Insurance: 13.63%
Alleghany Corporation †	11,100	7,511,259
Arch Capital Group Limited †	274,600	11,286,060
Brookfield Asset Management Reinsurance Partners Limited Class A †	1	61
Chubb Limited	60,000	11,035,200
Fidelity National Financial Incorporated	225,400	11,006,282
Progressive Corporation	81,797	7,880,323
The Allstate Corporation	30,200	4,085,456
		52,804,641
Health care: 14.53%
Health care equipment & supplies: 6.53%
Becton Dickinson & Company	39,140	9,851,538
Dentsply Sirona Incorporated	121,870	7,519,379
Medtronic plc	59,400	7,928,712
		25,299,629
Health care providers & services: 5.14%
HCA Healthcare Incorporated	30,850	7,804,433
Laboratory Corporation of America Holdings †	13,850	4,201,813
UnitedHealth Group Incorporated	18,980	7,900,805
		19,907,051
Pharmaceuticals: 2.86%
Johnson & Johnson	63,950	11,071,664
Industrials: 17.52%
Air freight & logistics: 1.34%
United Parcel Service Incorporated Class B	26,500	5,184,195
Commercial services & supplies: 2.42%
IAA Incorporated †	176,640	9,383,117
Electrical equipment: 1.40%
AMETEK Incorporated	40,000	5,438,800
Industrial conglomerates: 1.15%
3M Company	22,850	4,449,809
Machinery: 5.19%
Colfax Corporation †	207,800	10,009,726
Stanley Black & Decker Incorporated	26,490	5,119,722
Woodward Incorporated	41,150	4,976,681
		20,106,129
Professional services: 3.06%
Leidos Holdings Incorporated	121,070	11,878,178
Trading companies & distributors: 2.96%
AerCap Holdings NV †	212,500	11,460,125
See accompanying notes to portfolio of investments

2  |  Wells Fargo C&B Large Cap Value Portfolio

Portfolio of investments—August 31, 2021 (unaudited)

	Shares	Value
Information technology: 6.96%
Electronic equipment, instruments & components: 5.34%
Arrow Electronics Incorporated †	118,800	$ 14,400,936
TE Connectivity Limited	41,760	6,273,187
		20,674,123
IT services: 1.62%
Amdocs Limited	81,600	6,285,648
Materials: 1.08%
Metals & mining: 1.08%
Reliance Steel & Aluminum Company	27,890	4,184,616
Real estate: 1.19%
Real estate management & development: 1.19%
CBRE Group Incorporated Class A †	48,000	4,622,400
Utilities: 1.97%
Gas utilities: 1.97%
Atmos Energy Corporation	78,410	7,645,759
Total Common stocks (Cost $242,905,740)		382,409,463

		Yield
Short-term investments: 7.15%
Investment companies: 7.15%
Securities Lending Cash Investments LLC ♠∩∞		0.02%	22,911,250	22,911,250
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	4,771,562	4,771,562
Total Short-term investments (Cost $27,682,812)				27,682,812
Total investments in securities (Cost $270,588,552)	105.85%			410,092,275
Other assets and liabilities, net	(5.85)			(22,654,960)
Total net assets	100.00%			$387,437,315

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
See accompanying notes to portfolio of investments

Wells Fargo C&B Large Cap Value Portfolio  |  3

Portfolio of investments—August 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Portfolio owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Portfolio and the issuer having the same adviser or investment manager. Transactions with issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$0	$33,563,775	$(10,652,525)	$0	$0	$22,911,250	22,911,250	$78#
Wells Fargo Government Money Market Fund Select Class	20,061,602	14,329,436	(29,619,476)	0	0	4,771,562	4,771,562	842
				$0	$0	$27,682,812		$920

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Wells Fargo C&B Large Cap Value Portfolio

Notes to portfolio of investments—August 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC ("Funds Management"). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Securities lending
The Portfolio may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Portfolio receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Portfolio is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Portfolio fluctuates from time to time. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Portfolio may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Portfolio or pay the Portfolio the market value of the loaned securities. The Portfolio bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Wells Fargo C&B Large Cap Value Portfolio  |  5

Notes to portfolio of investments—August 31, 2021 (unaudited)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$26,563,200	$0	$0	$26,563,200
Consumer discretionary	21,872,993	0	0	21,872,993
Consumer staples	27,694,330	0	0	27,694,330
Energy	10,039,364	0	0	10,039,364
Financials	128,648,333	0	0	128,648,333
Health care	56,278,344	0	0	56,278,344
Industrials	67,900,353	0	0	67,900,353
Information technology	26,959,771	0	0	26,959,771
Materials	4,184,616	0	0	4,184,616
Real estate	4,622,400	0	0	4,622,400
Utilities	7,645,759	0	0	7,645,759
Short-term investments
Investment companies	27,682,812	0	0	27,682,812
Total assets	$410,092,275	$0	$0	$410,092,275
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended August 31, 2021, the Portfolio did not have any transfers into/out of Level 3.

6  |  Wells Fargo C&B Large Cap Value Portfolio